Condensed Consolidating Financial Information - Condensed Consolidating Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided (used in) by continuing operations	$ 412,742	$ 225,690	$ 88,472
Net cash provided (used in) by discontinued operations	221,169	250,581	189,351
Net cash provided by operating activities	633,911	476,271	277,823
Cash flows from investing activities:
Acquisitions of oil and natural gas properties	(291,536)	(93,909)	(67,098)
Additions to oil and gas properties	(594,901)	(376,122)	(185,194)
Additions to other property and equipment	(3,853)	(16,831)	(2,307)
Additions to restricted investments	0
Other financial hybrid instruments	(46,106)
Change in restricted cash		49,946	(49,347)
Deposits for property acquisitions		(215)
Proceeds from the sale of oil and gas properties	13,612	6,700	151,187
Other		(301)
Net cash used in continuing operations	(922,784)	(430,732)	(152,759)
Net cash used in discontinued operations	(337,505)	(1,386,247)	(214,684)
Net cash used in investing activities	(1,260,289)	(1,816,979)	(367,443)
Cash flows from financing activities:
Advances on revolving credit facilities	798,000	1,300,800	174,400
Payments on revolving credit facility	(558,000)	(1,320,900)	(200,500)
Termination of second lien credit facility		(328,282)
Proceeds from the issuances of senior notes		600,000	343,000
Borrowings under second lien credit facility			325,000
Redemption of senior notes		(351,808)
Deferred finance costs	(1,498)	(18,840)	(20,251)
Proceeds from MRD equity offering	242,880	408,500
MRD equity repurchases	(51,197)	(161)
Costs incurred in conjunction with MRD equity offering	(4,773)	(28,373)
Purchase of additional interests in subsidiaries		(3,292)	(15,135)
Distributions to the Funds			(732,362)
Distribution to noncontrolling interests		(376)	(7,446)
Distributions made by previous owners			(2,590)
Other		320	71
Net cash provided by (used in) continuing operations	425,412	99,487	(801)
Net cash used in discontinued operations	197,183	1,169,458	118,751
Net cash provided by financing activities	622,595	1,268,945	117,950
Net change in cash and cash equivalents	(3,783)	(71,763)	28,330
Add: cash balance included in assets of discontinued operations at beginning of period	2,594	26,191	32,336
Less: cash balance included in assets of discontinued operations at end of period	2,175	2,594	26,191
Cash and cash equivalents, beginning of period	3,364	51,530	17,055
Cash and cash equivalents, end of period	0	3,364	51,530
MEMP [Member]
Cash flows from financing activities:
Proceeds from changes in ownership interests in MEMP			135,012
Natural Gas Partners [Member]
Cash flows from financing activities:
Contributions from NGP affiliates related to sale of properties		1,165
Distribution to NGP affiliates related to purchase of assets		(66,693)
Distribution to NGP affiliates related to sale of assets, net of cash received		(32,770)
MRD Holdco LLC [Member]
Cash flows from financing activities:
Distributions to MRD Holdco		(59,803)
Parent [Member]
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided (used in) by continuing operations	45,528	(72,612)
Net cash provided by operating activities	45,528	(72,612)
Cash flows from investing activities:
Additions to other property and equipment	(3,401)	(15,980)
Additions to restricted investments	0
Other financial hybrid instruments	(46,106)
Investments in subsidiaries	(499,336)	(696,489)
Distributions from subsidiaries	78,648	15,140
Net cash used in continuing operations	(470,195)	(697,329)
Net cash used in investing activities	(470,195)	(697,329)
Cash flows from financing activities:
Advances on revolving credit facilities	798,000	1,174,000
Payments on revolving credit facility	(558,000)	(991,000)
Proceeds from the issuances of senior notes		600,000
Redemption of senior notes		(351,808)
Deferred finance costs	(1,498)	(18,779)
Proceeds from MRD equity offering	242,880	408,500
MRD equity repurchases	(51,197)	(161)
Costs incurred in conjunction with MRD equity offering	(4,773)	(28,373)
Purchase of additional interests in subsidiaries		(3,292)
Other		302
Net cash provided by (used in) continuing operations	425,412	772,182
Net cash provided by financing activities	425,412	772,182
Net change in cash and cash equivalents	745	2,241
Cash and cash equivalents, beginning of period	2,241
Cash and cash equivalents, end of period	2,986	2,241
Parent [Member] | MRD Holdco LLC [Member]
Cash flows from financing activities:
Distributions to MRD Holdco		(17,207)
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided (used in) by continuing operations	373,155	299,206	92,997
Net cash provided (used in) by discontinued operations	(1,127)	(1,716)	867
Net cash provided by operating activities	372,028	297,490	93,864
Cash flows from investing activities:
Acquisitions of oil and natural gas properties	(291,536)	(93,909)	(67,098)
Additions to oil and gas properties	(594,901)	(376,123)	(164,850)
Additions to other property and equipment	(452)	(851)	(2,307)
Additions to restricted investments	0
Investments in subsidiaries			(93,433)
Distributions from subsidiaries		74,424	273,694
Change in restricted cash		49,946	(49,347)
Deposits for property acquisitions		(215)
Proceeds from the sale of oil and gas properties	13,612		33,152
Net cash used in continuing operations	(873,277)	(346,728)	(70,189)
Net cash used in discontinued operations	63	(138)	(125)
Net cash used in investing activities	(873,214)	(346,866)	(70,314)
Cash flows from financing activities:
Advances on revolving credit facilities		126,800	174,400
Payments on revolving credit facility		(329,900)	(200,500)
Termination of second lien credit facility		(328,282)
Proceeds from the issuances of senior notes			343,000
Borrowings under second lien credit facility			325,000
Deferred finance costs		(61)	(20,250)
Capital contributions	497,424	686,623
Purchase of additional interests in subsidiaries			(15,135)
Distribution to equity owners		(15,000)
Distributions to the Funds			(732,362)
Distributions made by previous owners			(2,590)
Other		18	(129)
Net cash provided by (used in) continuing operations	497,424	4,519	6,446
Net cash provided by financing activities	497,424	4,519	6,446
Net change in cash and cash equivalents	(3,762)	(44,857)	29,996
Add: cash balance included in assets of discontinued operations at beginning of period	2,639	4,493	3,751
Less: cash balance included in assets of discontinued operations at end of period		2,639	4,493
Cash and cash equivalents, beginning of period	1,123	44,126	14,872
Cash and cash equivalents, end of period	0	1,123	44,126
Guarantor Subsidiaries [Member] | MEMP [Member]
Cash flows from financing activities:
Proceeds from changes in ownership interests in MEMP			135,012
Guarantor Subsidiaries [Member] | Natural Gas Partners [Member]
Cash flows from financing activities:
Distribution to NGP affiliates related to purchase of assets		(63,389)
Distribution to NGP affiliates related to sale of assets, net of cash received		(32,770)
Guarantor Subsidiaries [Member] | MRD Holdco LLC [Member]
Cash flows from financing activities:
Distributions to MRD Holdco		(39,520)
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided (used in) by continuing operations		(2,879)	(17,702)
Net cash provided (used in) by discontinued operations	216,750	254,272	201,661
Net cash provided by operating activities	216,750	251,393	183,959
Cash flows from investing activities:
Additions to oil and gas properties			(20,344)
Additions to restricted investments	0
Proceeds from the sale of oil and gas properties		6,700	118,035
Other		(300)
Net cash used in continuing operations		6,400	97,691
Net cash used in discontinued operations	(337,568)	(1,386,109)	(214,559)
Net cash used in investing activities	(337,568)	(1,379,709)	(116,868)
Cash flows from financing activities:
Distribution to equity owners		(2,315)	(74,787)
Net cash provided by (used in) continuing operations		(7,530)	(74,787)
Net cash used in discontinued operations	120,447	1,107,714	6,030
Net cash provided by financing activities	120,447	1,100,184	(68,757)
Net change in cash and cash equivalents	(371)	(28,132)	(1,666)
Add: cash balance included in assets of discontinued operations at beginning of period	970	21,698	28,585
Less: cash balance included in assets of discontinued operations at end of period	599	970	21,698
Cash and cash equivalents, beginning of period	0	7,404	2,183
Cash and cash equivalents, end of period	0	0	7,404
Non-Guarantor Subsidiaries [Member] | Natural Gas Partners [Member]
Cash flows from financing activities:
Contributions from NGP affiliates related to sale of properties		1,165
Distribution to NGP affiliates related to purchase of assets		(3,304)
Non-Guarantor Subsidiaries [Member] | MRD Holdco LLC [Member]
Cash flows from financing activities:
Distributions to MRD Holdco		(3,076)
Eliminations [Member]
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided (used in) by continuing operations	(5,941)	1,975	13,177
Net cash provided (used in) by discontinued operations	5,546	(1,975)	(13,177)
Net cash provided by operating activities	(395)
Cash flows from investing activities:
Additions to oil and gas properties		1
Additions to restricted investments	0
Investments in subsidiaries	499,336	696,489	93,433
Distributions from subsidiaries	(78,648)	(89,564)	(273,694)
Other		(1)
Net cash used in continuing operations	420,688	606,925	(180,261)
Net cash used in investing activities	420,688	606,925	(180,261)
Cash flows from financing activities:
Deferred finance costs			(1)
Capital contributions	(497,424)	(686,623)
Distribution to equity owners		17,315	74,787
Distribution to noncontrolling interests		(376)	(7,446)
Other			200
Net cash provided by (used in) continuing operations	(497,424)	(669,684)	67,540
Net cash used in discontinued operations	76,736	61,744	112,721
Net cash provided by financing activities	(420,688)	(607,940)	$ 180,261
Net change in cash and cash equivalents	(395)	(1,015)
Add: cash balance included in assets of discontinued operations at beginning of period	(1,015)
Less: cash balance included in assets of discontinued operations at end of period	1,576	(1,015)
Cash and cash equivalents, beginning of period	0
Cash and cash equivalents, end of period	$ (2,986)	$ 0